Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Schedule of provision of income taxes
	December 31, 2021	December 31, 2020
Current Federal and State	$143,000	$—
Deferred Federal and State	75,300	83,900
Total (benefit) provision for income taxes	$218,300	$(83,900)

Schedule of reconciliation of the statutory US federal income tax rate
	December 31, 2021	December 31, 2020
Federal tax	21.0%	21.0%
State tax	1.7%	4.1%
Discontinued operations	0.0%	(5.4)%
Permanent items	(5.0)%	(1.6)%
Measurement Period Adjustment	(16.9)%	0.0%
Valuation Allowance	2.3%	(22.6)%
Other	(6.5)%	(0.3)%
Effective income tax rate	(3.4)%	(4.8)%

Schedule of major components of deferred tax assets and liabilities
	December 31, 2021	December 31, 2020
Deferred tax assets
Inventory obsolescence	$107,000	$4,000
Sales return reserve	—	48,000
Business interest limitation	481,000	20,000
Lease liability	712,000	95,000
Other	135,000	55,000
Loss carryforward	153,000	94,000
Valuation Allowance	—	(132,000)
Total deferred tax assets	$1,588,000	$184,000
Deferred tax liabilities
Fixed assets	$(230,000)	$(89,000)
Right of Use Assets	(706,000)	(95,000)
Intangibles	(2,722,000)	—
Total deferred tax liabilities	$(3,658,000)	$(184,000)
Total net deferred income tax assets (liabilities)	$(2,070,000)	$—

Schedule of prepaid and deferred tax assets and liabilities
	As of December 31,
	2021	2020
Prepaid income taxes (accrued tax liability)	$(175,000)	$21,000
Deferred tax asset (liability)	$(2,070,000)	$—
	Years Ended December 31,
	2021	2020
Income tax (benefit)/expense	$218,000	$(84,000)